Fees Summary	May 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 101,730,988.69
Previously Paid Amount	0.00
Total Fee Amount	15,575.01
Total Offset Amount	0.00
Net Fee	$ 15,575.01